Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Schedule of Useful Lives) (Details) (Details)	12 Months Ended
Dec. 31, 2016
Minimum [Member] | Customer relationships, contracts and agreements (3 to 46 years)
Intangible assets, useful life, minimum (years)	3 years
Minimum [Member] | Other (1 to 15 years)
Intangible assets, useful life, minimum (years)	1 year
Maximum [Member] | Customer relationships, contracts and agreements (3 to 46 years)
Intangible assets, useful life, minimum (years)	46 years
Maximum [Member] | Trade names (15 years)
Intangible assets, useful life, minimum (years)	15 years
Maximum [Member] | Patents (9 years)
Intangible assets, useful life, minimum (years)	9 years
Maximum [Member] | Other (1 to 15 years)
Intangible assets, useful life, minimum (years)	15 years
Buildings and improvements [Member] | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	1 year
Buildings and improvements [Member] | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	45 years
Pipelines And Equipment [Member] | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	5 years
Pipelines And Equipment [Member] | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	83 years
Natural gas and NGL storage facilities (5 to 46 years) | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	5 years
Natural gas and NGL storage facilities (5 to 46 years) | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	46 years
Bulk storage, equipment and facilities (2 to 83 years) | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	2 years
Bulk storage, equipment and facilities (2 to 83 years) | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	83 years
Tanks and other equipment (5 to 40 years) | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	5 years
Tanks and other equipment (5 to 40 years) | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	40 years
Retail equipment (2 to 99 years) | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	2 years
Retail equipment (2 to 99 years) | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	99 years
Vehicles [Member] | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	1 year
Vehicles [Member] | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	25 years
Right of way (20 to 83 years) | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	20 years
Right of way (20 to 83 years) | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	83 years
Property, Plant and Equipment, Other Types [Member] | Minimum [Member]
Property, plant and equipment, useful life, minimum (years)	1 year
Property, Plant and Equipment, Other Types [Member] | Maximum [Member]
Property, plant and equipment, useful life, minimum (years)	40 years